Income Tax (Notes)	9 Months Ended
Sep. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
The provision for taxes is only attributable to the activities of certain affiliates of Blackwater. The details of the provision for taxes on income for the three and nine months ended September 30, 2013 are as follows (in thousands):

	Three months ended September 30, 2013	Nine months ended September 30, 2013
Federal income tax benefit at statutory rate	$143	$446
State and local tax benefit	21	66
Income not subject to corporate-level tax	85	152
Other	(1)	(2)
Income tax benefit	247	662
Tax provision from discontinued operations	(34)	(73)
Income tax benefit from continuing operations	$214	$589

The income tax provision related to continuing operations consist of the following (in thousands):

	Three months ended September 30, 2013	Nine months ended September 30, 2013
Current income tax	$—	$—
Deferred income tax benefit	214	589

Effective income tax rate	64%	52%

The effective tax rates for the periods ended September 30, 2013 were greater than the statutory rate due to the inclusion in the financial statements of income of the parent company, which is not taxed at the corporate level.